CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2018
CONSOLIDATED FINANCIAL STATEMENTS
CONSOLIDATED FINANCIAL STATEMENTS

NOTE 3 —  CONSOLIDATED FINANCIAL STATEMENTS

3.1 — Subsidiaries

Listed below are the significant consolidated subsidiaries, as follows:

		Equity Interests
		Total capital (*)
Consolidated company	Country	2018	2017	2016

Gerdau GTL Spain S.L.	Spain	100.00	100.00	100.00
Gerdau Internacional Empreendimentos Ltda. - Grupo Gerdau	Brazil	100.00	100.00	100.00
Gerdau Ameristeel Corporation and subsidiaries (1)	USA/Canada	100.00	100.00	100.00
Gerdau Açominas S.A. and subsidiary (2)	Brazil	99.83	99.36	99.35
Gerdau Aços Longos S.A. and subsidiary (3)	Brazil	99.78	99.12	99.11
Gerdau Steel Inc.	Canada	100.00	100.00	100.00
Gerdau Holdings Inc. and subsidiary (4)	USA	100.00	100.00	100.00
Paraopeba - Fixed-income investment fund (5) (**)	Brazil	91.40	10.69	70.93
Gerdau América Latina Participações S.A.	Brazil	—	—	99.12
Aza Participaciones S.A. (note 3.4)	Chile	—	100.00	100.00
Gerdau Aços Especiais S.A.	Brazil	—	—	99.55
Gerdau Hungria Holdings Limited Liability Company	Hungary	100.00	100.00	100.00
GTL Equity Investments Corp.	British Virgin Islands	100.00	100.00	100.00
Empresa Siderúrgica del Perú S.A.A. - Siderperú	Peru	90.03	90.03	90.03
Diaco S.A. and subsidiary (6)	Colombia	—	—	99.68
Gerdau GTL México, S.A. de C.V. and subsidiaries (7)	Mexico	100.00	100.00	100.00
Seiva S.A. - Florestas e Indústrias	Brazil	97.73	97.73	97.73
Itaguaí Com. Imp. e Exp. Ltda.	Brazil	—	—	100.00
Gerdau Laisa S.A.	Uruguai	100.00	100.00	100.00
Sipar Gerdau Inversiones S.A.	Argentina	99.99	99.99	99.99
Sipar Aceros S.A. and subsidiary (8)	Argentina	99.98	99.98	99.96
Sizuca - Siderúrgica Zuliana, C. A.	Venezuela	100.00	100.00	100.00
GTL Trade Finance Inc.	British Virgin Islands	100.00	100.00	100.00
Gerdau Trade Inc.	British Virgin Islands	100.00	100.00	100.00
Gerdau Steel India Ltd. (note 3.4)	India	—	98.90	98.90

(*)The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly in the subsidiary.

(**)The percentage of participation including interest of the parent company Metalúrgica Gerdau S.A. in the investment fund is 98.60% in 2018, 51.11% in 2017 and 91.58% in 2016.

(1)	Subsidiaries: Gerdau Ameristeel US Inc., Gerdau Ameristeel Sayreville Inc., Chaparral Steel Company.
(2)	Subsidiary: G2L Logistica Ltda.
(3)	Subsidiary: Gerdau Açominas Overseas Ltd.
(4)	Subsidiary: Gerdau MacSteel Inc.
(5)	Fixed-income investment fund managed by Bank JP Morgan S.A..
(6)	Subsidiary: Cyrgo S.A.
(7)	Subsidiary: Sidertul S.A. de C.V. and GTL Servicios Administrativos México, S.A. de C.V..
(8)	Subsidiary: Siderco S.A.

3.2 — Joint ventures

Listed below are the interests in joint ventures:

		Equity Interests
		Total capital(*)
Joint Ventures	Country	2018	2017	2016
Bradley Steel Processors	Canada	50.00	50.00	50.00
MRM Guide Rail	Canada	50.00	50.00	50.00
Gerdau Corsa S.A.P.I. de CV	Mexico	50.00	50.00	50.00
Gerdau Metaldom Corp.	Dominican Rep.	50.00	45.00	45.00
Gerdau Summit Aços Fundidos e Forjados S.A.	Brazil	58.73	58.73	—
Diaco S.A.	Colombia	49.87	49.87	—
Juntos Somos Mais Fidelização S.A.	Brazil	27.50	—	—

(*)   The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly held in the joint venture.

The summarized financial information of these joint ventures, accounted for under the equity method, is shown on a combined basis as follows:

	Joint ventures
	2018	2017	2016
Net income (loss)	(16,403)	(91,553)	(126,723)
Total comprehensive income (loss)	(16,403)	(91,553)	(126,723)

3.3 — Associate companies

Listed below are the interests in associate companies:

		Equity interests
		Total capital (*)
Associate companies	Country	2018	2017	2016
Dona Francisca Energética S.A.	Brazil	51.82	51.82	51.82
Corsa Controladora, S.A. de C.V.	Mexico	49.00	49.00	49.00

(*)   The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly.

Although the Company owns more than 50% of Dona Francisca Energética S.A., it does not consolidate the financial statements of this associate because of the veto rights granted to minority shareholders that prevent the Company from controlling the decisions in conducting the associate’s business.

The summarized financial information of the associate companies, accounted for under the equity method, is shown on a combined basis as follows:

	Associate Companies
	2018	2017	2016
Net income	31,806	26,099	141,023
Total comprehensive income	31,806	26,099	141,023

3.4 — Gains and losses on assets held for sale and sales of interest in subsidiaries

On March 30, 2018, the Company completed the sale of its wire rod mill located in Beaumont, Texas, and the Beaumont Wire Products and Carrollton Wire Products processing units for Optimus Steel LLC for US$ 99.5 million (equivalent to R$ 330.7 million). The mill has a melt shop capable of rolling wire rod and rebar in roll.

On June 29, 2018, the Company concluded the sale of 100% of the shares of Aza Participações SpA and its subsidiaries, Gerdau AZA SA; Aceros Cox SA; Armacero - Matco SA; and Salomon Sack S.A., for the group of Chilean investors formed by Ingeniería e Inversiones Limitada; Inversiones Reyosan SpA; Los Andes SA de Inversiones and Matco Cables SpA. This sale includes three production plants of long recycled steel per year and its distribution network in Chile, which were presented until the conclusion of the sale within the South American segment. The transaction value attributed corresponds to US$ 154.1 million (equivalent to R$ 594.2 million on the date of the conclusion of the sale).

On July 31, 2018, the Company concluded the sale of its two hydroelectric plants in Goiás for R$ 835 million to Kinross Brasil Mineração, a wholly owned subsidiary of Kinross Gold Corporation. The Caçu and Barra dos Coqueiros plants were inaugurated in 2010.

On October 31, 2018, the Company concluded the sale of its participation interest in Gerdau Hungria KFT Y CIA Sociedad Regular Colectiva, a subsidiary of the Company located in Spain and owner of 98.89% of Gerdau Steel India Ltd. shares, to Blue Coral Investment Holdings Pte. Ltd and Mountainpeak Investment Holdings Ltd.. The transaction perimeter involves 100% of the operations and assets in India, including the special steels industrial unit located in Tadipatri. The enterprise value of the transaction corresponds to US$ 120 million (equivalent to R$ 490.2 million on the signing date of the agreement). The transaction will enable Gerdau to focus more on managing its strategic assets in the Americas, where its key markets, Brazil and the United States, are located.

On November 5, 2018, the Company concluded the sale of its four rebar-producing mills, as well as steel cutting and bending units and distribution centers in the United States to Commercial Metals. The agreement includes the Jacksonville (Florida) , Knoxville (Tennessee), Rancho Cucamonga (California) and Sayreville (New Jersey), as well as all of Gerdau’s U.S. rebar fabrication facilities, presented within the North America segment up to the conclusion of the sale. The enterprise value of the transaction is US$ 600 million (equivalent to R$ 2,222.9 million) as well as working capital adjustments.

On June 30, 2017, the Company concluded the operation to create a joint venture, based on the sale of 50% interest in Diaco S.A., in Colombia, to Putney Capital Management, which is already partner in its operation in the Dominican Republic. The new company’s assets are Gerdau’s long-steel industrial units in Colombia. The transaction attributed an economic value to the joint venture of US$ 165 million (equivalent to R$ 546 million). Due to this transaction, Diaco started to have accounting treatment of joint venture in Consolidated Financial Statements with a 49.87% interest.

In the second quarter of 2016, the Company completed the sale of its special steel producer Gerdau Holdings Europa S.A. in Spain to Clerbil SL, an investment group with international experience formed by local executives of the Company. The enterprise value of the transaction was € 155 million (equivalent to R$ 621 million) and the sale agreement provides the possibility of receiving an additional up to € 45 million (equivalent to R$ 180 million) in the end of five years, depending on the future performance of the business.

In the fourth quarter of 2016, the Company sold its interest in the associate company Corporación Centroamericana del Acero S.A. in Guatemala to the current controlling shareholders of this company for US$ 70 million (equivalent to R$ 222.7 million at the sale date) and its subsidiary Cleary Holdings Corp. coke producer and coking coal reserves holder in Colombia to Trinity Capital S.A.S. jointly with local executives, for US$ 30.2 million (equivalent to R$ 102.6 million at the selling date).

As a result of the transactions above, the Company recognized an expense of R$ 414.5 million in the line of Gains and losses on assets held for sale and sales of interest in subsidiaries (expense of R$ 721.7 million as of December 31, 2017 and expense of R$ 58.2 million as of December 31, 2016) in its Income Statement.